Premiums Receivable Note [Text Block]	12 Months Ended
Dec. 31, 2013
Premiums Receivable Note [Text Block]

11. Premiums Receivable and Other Insurance Assets

Premiums receivable and other insurance assets consisted of the following.

December 31, ($ in millions)	2013	2012
Prepaid reinsurance premiums	$288	$236
Reinsurance recoverable on unpaid losses	182	234
Reinsurance recoverable on paid losses	13	40
Premiums receivable	85	108
Deferred policy acquisition costs	1,045	991

Total premiums receivable and other insurance assets	$1,613	$1,609